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                                              ----------------------------------
                                                         OMB APPROVAL
                                              ----------------------------------
    THIS FILING LISTS SECURITIES HOLDINGS     OMB Number: 3235-0006
  REPORTED ON THE FORM 13F FILED ON 2/13/08   Expires: December 31, 2009
    PURSUANT TO A REQUEST FOR CONFIDENTIAL    Estimated average burden
 TREATMENT AND FOR WHICH A SCHEDULE 13D HAS   hours per form . . . . . . . 22.6
  SINCE BEEN FILED OR FOR WHICH CONFIDENTIAL  ----------------------------------
      TREATMENT IS NO LONGER REQUESTED.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        12/31/2007
                                               -----------------------

Check here if Amendment /X/: Amendment Number:            2
                                               -----------------------

   This Amendment (Check only one):     / / is a restatement
                                        /X/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         MICHAEL R. MURPHY
                 -------------------------------
   Address:      191 NORTH WACKER DRIVE,
                 -------------------------------
                 CHICAGO, ILLINOIS
                 -------------------------------
                 60606
                 -------------------------------

Form 13F File Number 28-11638
                        ----------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael R. Murphy
         -------------------------------
Title:   Managing Member of Discovery Group I, LLC
         -----------------------------------------
Phone:   312-265-9600
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Michael R. Murphy         Chicago, Illinois     4/11/2008
   -------------------------------    -----------------   -------------
           (Signature)                  (City, State)        (Date)

Report Type (Check only one):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager.

     NONE

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                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                         2
                                        --------------------

Form 13F Information Table Entry Total:                    3
                                        --------------------

Form 13F Information Table Value Total: $              1,990
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number         Name

    1         28-11635                     DANIEL J. DONOGHUE
    ------       -----------------         ---------------------------------
    2         28-11637                     DISCOVERY GROUP I, LLC
    ------       -----------------         ---------------------------------

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                              13F INFORMATION TABLE

                                   12/31/2007

        COLUMN 1              COLUMN 2      COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
         NAME OF              TITLE OF                VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       Voting Authority
         ISSUER                 CLASS        CUSIP   (X$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
BARRETT BUSINESS SERVICES
 IN                             COM         68463108      575    31,923  SH          SHARED-OTHER    1, 2             31,923
CYBEX INTL INC                  COM        23252E106    1,206   264,515  SH          SHARED-OTHER    1, 2            264,515
MADDEN STEVEN LTD               COM        556269108      209    10,449  SH          SHARED-OTHER    1, 2             10,449

 TOTAL                                                  1,990   306,887                                              306,887